PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation	$ 11.2	$ 11.1	$ 13.3
Additional equipment purchased	$ 15	$ 14	$ 10